Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
	December 31
	2025	2024

Total assets	$150,958,994	$97,601,550
Interest income	$363,818	$655,125
Interest expense & accretion	$(7,383,987)	$(8,091,412)
Loss for the year	$(93,132,015)	$(25,341,623)